Investments Securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 86	$ 84
Investment on debt securities	25	24
Non-current investments,Total	110	108	[1]	$ 100
Investment on debt securities	91	87
Current investments,Total	$ 91	$ 87

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.